Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Dividend and interest income	$ 18,466,967
Net appreciation (depreciation) in fair value of investments	63,348,765
Net investment income (loss)	81,815,732
Notes receivable interest income	966,636
Contributions:
Participant	31,041,470
Participant rollover	6,216,979
Employer - cash	26,814,907
Other	292,938
Total contributions	64,366,294
Total additions	147,148,662
Deductions:
Distributions to participants or beneficiaries	75,070,760
Administrative expenses	377,571
Total deductions	75,448,331
Net increase (decrease)	71,700,331
Beginning of year	531,456,443
End of year	$ 603,156,774